LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
NOTE 9: -     LEASES

The Company has entered into various lease agreements for certain of its offices and car leases with original lease periods expiring between 2021 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

a.	Information on leases in which the Company is a lessee:

	Year ended December 31
	2020		2019

Interest expense on lease liabilities	$238		$302
Exchange rate differences	152		160
CPI expenses on lease liabilities and right-of-use assets	(1)		1
Depreciation expenses on right-of-use assets	758		767
Income due to removal of lease liabilities and right-of-use assets	*	)	(2)

*) Represents an amount lower than $1

b.	Lease extension and cancelation options:

The Company has leases that include both extension and cancelation options. These are used to maximize operational flexibility in terms of managing the assets used in the Company's operations. The Company exercises significant judgements in deciding whether it is reasonably certain that the extension and cancelation options will be exercised.

In leaseholds for periods of 5-7 years, the Company recognizes any extension options exercised as per lease agreements in the lease period. In these leases, the Company usually exercises the lease extension option to avoid critical impairment to its operating activities in the event that an alternative asset is not available immediately upon termination of the noncancelable lease period.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 3 years.

Moreover, the lease period subject to the termination option is accounted for as part of the lease period when it is reasonably certain that the termination option will not be exercised.

c.	Disclosures of right-of-use assets:

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2020	$3,041	$381	$3,422

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	23	23
Revaluation recognized in CPI	(16)	(7)	(23)

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(78)	(78)

Balance as of December 31, 2020	3,025	319	3,344

Accumulated depreciation:

Balance as of January 1, 2020	596	155	751

Additions during the year:

Depreciation	628	130	758

Disposals during the year:

Disposals of right-of-use assets	-	(37)	(37)

Balance as of December 31, 2020	1,224	248	1,472

Depreciated cost on December 31, 2020	$1,801	$71	$1,872

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2019	$3,023	$267	$3,290

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	168	168
Revaluation recognized in CPI	18	1	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(55)	(55)

Balance as of December 31, 2019	3,041	381	3,422

Accumulated depreciation:

Balance as of January 1, 2019	-	-	-

Additions during the year:

Depreciation	596	171	767

Disposals during the year:

Disposals of right-of-use assets	-	(16)	(16)

Balance as of December 31, 2019	596	155	751

Depreciated cost on December 31, 2019	$2.445	$226	$2,671

d.	Disclosures of lease liability:

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2020	$2,760	$211	$2,971

Lease payments	(740)	(137)	(877)

Lease deposits	-	(5)	(5)

Interest expense	216	22	238

Exchange rate differences	145	7	152

Additions to lease liability for new leases in the period	-	21	21

Reduction of lease liability for leases terminated in the period	-	(40)	(40)

Revaluation recognized in CPI	(6)	(14)	(20)

Balance as of December 31, 2020	2,375	65	2,440

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2019	$3,023	$245	$3,268

Lease payments	(718)	(181)	(899)

Lease deposits	-	(5)	(5)

Interest expense	291	11	302

Exchange rate differences	145	15	160

Additions to lease liability for new leases in the period	-	165	165

Reduction of lease liability for leases terminated in the period	-	(40)	(40)

Revaluation recognized in CPI	19	1	20

Balance as of December 31, 2019	2,760	211	2,971

The Company leases facilities for its offices and research and development activities, as well as motor vehicles under leases. Future minimum lease payments under non-cancelable leases for the years ended December 31, are as follows:

	Leasehold	Motor vehicles	Total

2021	700	77	777
2022	611	48	659
2023	621	1	622
2024	622	-	622
2025 and thereafter	244	-	244

Total lease payments	$2,798	$126	$2,924
Less: imputed interest	423	61	484
Present value of lease liabilities	$2,375	$65	$2,440